Investment Objectives and Goals - VanEck MSCI EAFE Analyst Sentiment ETF	Mar. 20, 2026
Prospectus [Line Items]
Risk/Return [Heading]	VanEck® MSCI EAFE Analyst Sentiment ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]
VanEck® MSCI EAFE Analyst Sentiment ETF (the “Fund”) seeks to track as closely as possible, before fees and expenses, the price and yield performance of the MSCI EAFE Analyst Sentiment Select Index (the “EAFE Sentiment Index”or the “Index”).